LONG TERM LOANS FROM FINANCIAL INSTITUTIONS, NET - Financial covenants (Details) - Israeli subsidiary $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Long Term Loan
Minimum cash balance in Mizrahi-Tefahot Bank, percentage	80.00%
Minimum cash balance in Mizrahi-Tefahot Bank	$ 500,000
Minimum total cash balance required	$ 2,000